Long-Term Commitments (Tables)	12 Months Ended
Dec. 31, 2012
Long-Term Commitments [Abstract]
Operating Leases of Lessee Disclosure
At December 31, 2012, the aggregate future minimum rental commitments under all non-cancelable operating lease agreements are as follows:

For the Years Ended December 31,	Gross Rental Commitments	Rentals from Subleases	Net Rental Commitments
(In millions of dollars)
2013	$404	$49	$355
2014	$359	$48	$311
2015	$315	$43	$272
2016	$279	$42	$237
2017	$236	$40	$196
Subsequent years	$1,227	$109	$1,118

Future Minimum Rental Commitments
At December 31, 2012, the aggregate fixed future minimum commitments under these agreements are as follows:

For the Years Ended December 31,	Future Minimum Commitments
(In millions of dollars)
2013	$168
2014	87
2015	48
Subsequent years	118
$421